Financial instruments per category (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets
The following tables present the Group’s financial instruments per category

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Current asset instruments at amortized cost
Trade receivables	$62,795	$52,743
Total current asset instruments at amortized cost	62,795	52,743
Non-current asset instruments at amortized cost
Other non-current receivables	1,794	571
Total non-current asset instruments at amortized cost	1,794	571
Total financial assets	$64,589	$53,314

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Current	$48,756	$42,057
1-30 days past due	5,934	$4,119
31-60 days past due	2,485	$2,687
61-90 days past due	1,904	$2,338
91+ days past due	5,838	$1,873
Gross carrying amount	$64,917	$53,074
Allowance for expected credit losses	(2,122)	(331)
Net carrying amount	$62,795	$52,743

Summary of financial liabilities, interest-bearing loans and borrowings

Amounts in thousands USD	Interest Rate	Maturity	As of December 31, 2023
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.5%-11%	2024	$4,024
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.5%-11%	2024-2033	$22,765
Total interest-bearing loans and borrowings			$26,789

Amounts in thousands USD	Interest Rate	Maturity	As of December 31, 2022
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.50%-11%	2023	$2,113
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.50%-11%	2023-2032	$7,322
Total interest-bearing loans and borrowings			$9,435
The following tables show changes in liabilities attributable to financing activities for the Group respectively:

Amounts in thousands USD	Current Interest bearing liabilities (excluding current lease liabilities)	Current lease liabilities	Non-current Interest bearing liabilities (excluding Non-current lease liabilities)	Non- current lease liabilities	Total liabilities from financing activities
Liabilities as of January 1, 2021	$—	$2,146	$61,675	$2,290	$66,111
Cash flows	—	(2,845)	(63,315)	—	(66,160)
Non cash-flow:
New leases	—	1,379	—	5,320	6,699
Foreign exchange adjustments	—	(133)	(58)	222	31
Other	—	2,405	1,698	(2,405)	1,698
Liabilities as of December 31, 2021	$—	$2,952	$—	$5,427	$8,379
Cash flows	—	(2,908)	—	—	(2,908)
Non cash-flow:
New leases	—	438	—	2,386	2,824
Foreign exchange adjustments	—	(78)	—	(272)	(350)
Other	—	1,709	—	(219)	1,490
Liabilities as of December 31, 2022	$—	$2,113	$—	$7,322	$9,435
Cash flows	—	(2,683)	—	—	(2,683)
Non cash-flow:
New leases	—	2,541	—	17,027	19,568
Foreign exchange adjustments	—	70	—	399	469
Other	—	1,983	—	(1,983)	—
Liabilities as of December 31, 2023	$—	$4,024	$—	$22,765	$26,789

Summary of other financial liabilities

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Other financial liabilities at amortized cost
Accounts payable	$18,758	$6,885
Salaries and wages	9,530	10,185
Royalties	5,043	2,321
Accrued expenses	8,021	6,925
Total current financial liabilities	$41,352	$26,316